Commitments (Tables)	12 Months Ended
Jun. 30, 2022
Commitments [Abstract]
Maturity of Committed Amount Payable
The committed amounts are payable as set out below:

	Consolidated
	30 June 2022	30 June 2021 (restated*)
	US$’000	US$’000

Amounts payable within 12 months of balance date	322,706	148,274
Amounts payable after 12 months of balance date	23,917	8,356

	346,623	156,630